Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, active participants at the time of the termination will remain fully vested in their accounts.